Investor A1 [Member] Expense Example - Investor A1 - BlackRock Low Duration Bond Portfolio - Investor A1 Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	$ 785